UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Brian C. Janssen

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund®

Semi-annual report for the six months ended February 28, 2021

Seeking income
and diversification
through investments
in high-quality
mortgages

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-2.96%	1.54%	2.37%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated October 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of March 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.11%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.58%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Mortgage Fund for the periods ended February 28, 2021 are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/mfaax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

13	Financial statements

16	Notes to financial statements

27	Financial highlights

Results at a glance

For periods ended February 28, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	-0.45%	3.28%	2.54%	2.83%	2.55%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	-0.45	1.49	2.59	2.91	2.78
Lipper Intermediate U.S. Government Funds Average†	-1.41	1.50	2.21	2.44	2.16
Lipper GNMA Funds Average†	0.20	1.93	1.99	2.32	2.20

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website

American Funds Mortgage Fund	1

Investment portfolio February 28, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	8.67%
AAA/Aaa	60.42
AA/Aa	.71
A/A	.71
Short-term securities & other assets less liabilities	29.49

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 70.51%	Principal amount (000)	Value (000)
Mortgage-backed obligations 60.78%
Federal agency mortgage-backed obligations 55.66%
Fannie Mae Pool #AJ3602 3.00% 2026[1]	$5	$6
Fannie Mae Pool #AJ0050 3.00% 2026[1]	5	5
Fannie Mae Pool #AL1444 3.00% 2027[1]	5	5
Fannie Mae Pool #AK3264 3.00% 2027[1]	5	5
Fannie Mae Pool #AL2286 3.00% 2027[1]	4	4
Fannie Mae Pool #AL7800 2.50% 2030[1]	855	894
Fannie Mae Pool #BM4299 3.00% 2030[1]	32	34
Fannie Mae Pool #AZ4646 3.50% 2030[1]	82	89
Fannie Mae Pool #AZ0554 3.50% 2030[1]	71	76
Fannie Mae Pool #AY1948 3.50% 2030[1]	59	63
Fannie Mae Pool #AS7323 2.50% 2031[1]	817	866
Fannie Mae Pool #AS8388 2.50% 2031[1]	708	748
Fannie Mae Pool #BD2402 3.00% 2031[1]	285	301
Fannie Mae Pool #FM1162 2.50% 2032[1]	773	817
Fannie Mae Pool #BM1036 2.50% 2032[1]	90	95
Fannie Mae Pool #BM1275 3.00% 2032[1]	644	690
Fannie Mae Pool #BJ5987 3.00% 2032[1]	522	551
Fannie Mae Pool #MA3218 3.00% 2032[1]	23	24
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,498	1,562
Fannie Mae Pool #AB9299 2.50% 2033[1]	258	268
Fannie Mae Pool #BJ4876 3.00% 2033[1]	500	538
Fannie Mae Pool #AU7556 3.00% 2033[1]	366	380
Fannie Mae Pool #BM5111 3.00% 2033[1]	247	263
Fannie Mae Pool #BJ4856 3.00% 2033[1]	140	150
Fannie Mae Pool #BJ4573 3.00% 2033[1]	16	17
Fannie Mae Pool #BM3919 3.00% 2033[1]	15	16
Fannie Mae Pool #BJ9000 3.50% 2033[1]	191	205
Fannie Mae Pool #CA2106 3.50% 2033[1]	33	36
Fannie Mae Pool #695412 5.00% 2033[1]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	7,805	8,209
Fannie Mae Pool #BO7207 2.50% 2034[1]	968	1,018
Fannie Mae Pool #FM1490 3.50% 2034[1]	2,050	2,209
Fannie Mae Pool #AD3566 5.00% 2035[1]	47	53
Fannie Mae Pool #MA2746 4.00% 2036[1]	3,882	4,266
Fannie Mae Pool #AS7224 4.00% 2036[1]	2,830	3,074

2	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA2717 4.00% 2036[1]	$2,312	$2,546
Fannie Mae Pool #MA2819 4.00% 2036[1]	2,133	2,337
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,135	1,247
Fannie Mae Pool #MA2630 4.00% 2036[1]	468	515
Fannie Mae Pool #MA3186 4.00% 2037[1]	7,587	8,217
Fannie Mae Pool #MA3099 4.00% 2037[1]	3,581	3,914
Fannie Mae Pool #889101 1.63% 2038[1,2]	634	653
Fannie Mae Pool #964279 2.633% 2038[1,2]	623	634
Fannie Mae Pool #964708 2.765% 2038[1,2]	82	82
Fannie Mae Pool #AC0794 5.00% 2039[1]	225	261
Fannie Mae Pool #931768 5.00% 2039[1]	38	44
Fannie Mae Pool #AE7629 2.273% 2040[1,2]	422	440
Fannie Mae Pool #AL9335 2.441% 2040[1,2]	25,171	26,615
Fannie Mae Pool #AD1823 5.00% 2040[1]	452	491
Fannie Mae Pool #932606 5.00% 2040[1]	117	136
Fannie Mae Pool #AE0844 2.189% 2041[1,2]	3,216	3,392
Fannie Mae Pool #AE0789 2.29% 2041[1,2]	2,935	3,084
Fannie Mae Pool #AL9531 2.565% 2041[1,2]	29,578	31,256
Fannie Mae Pool #AL9327 2.777% 2041[1,2]	23,057	24,323
Fannie Mae Pool #AL0073 2.90% 2041[1,2]	2,139	2,253
Fannie Mae Pool #AL9326 2.961% 2041[1,2]	31,615	33,330
Fannie Mae Pool #AJ1873 4.00% 2041[1]	224	253
Fannie Mae Pool #AE1248 5.00% 2041[1]	266	306
Fannie Mae Pool #AE1274 5.00% 2041[1]	210	245
Fannie Mae Pool #AE1277 5.00% 2041[1]	122	140
Fannie Mae Pool #AE1283 5.00% 2041[1]	72	81
Fannie Mae Pool #AP7819 2.24% 2042[1,2]	2,757	2,873
Fannie Mae Pool #AL2000 2.503% 2042[1,2]	3,928	4,101
Fannie Mae Pool #AL9532 2.539% 2042[1,2]	35,015	36,556
Fannie Mae Pool #AL2184 2.616% 2042[1,2]	6,174	6,452
Fannie Mae Pool #AL1941 2.768% 2042[1,2]	3,937	4,100
Fannie Mae Pool #AL9533 2.839% 2042[1,2]	15,992	16,721
Fannie Mae Pool #AL9530 2.941% 2042[1,2]	23,048	24,171
Fannie Mae Pool #AP7553 3.00% 2042[1]	6,836	7,296
Fannie Mae Pool #AE1290 5.00% 2042[1]	148	170
Fannie Mae Pool #AU0626 2.275% 2043[1]	176	180
Fannie Mae Pool #AT7470 2.275% 2043[1]	114	117
Fannie Mae Pool #AU8121 2.275% 2043[1]	98	100
Fannie Mae Pool #AU8120 2.275% 2043[1]	77	79
Fannie Mae Pool #AT5898 3.00% 2043[1]	10,872	11,571
Fannie Mae Pool #AT7457 3.025% 2043[1]	192	201
Fannie Mae Pool #AL3829 3.50% 2043[1]	1,895	2,076
Fannie Mae Pool #AT7161 3.50% 2043[1]	828	904
Fannie Mae Pool #AR1512 3.50% 2043[1]	213	233
Fannie Mae Pool #AT3954 3.50% 2043[1]	114	124
Fannie Mae Pool #AT0412 3.50% 2043[1]	109	119
Fannie Mae Pool #AT0300 3.50% 2043[1]	88	95
Fannie Mae Pool #MA1583 4.00% 2043[1]	4,132	4,569
Fannie Mae Pool #AY1829 3.50% 2044[1]	115	123
Fannie Mae Pool #AX8521 3.50% 2044[1]	108	119
Fannie Mae Pool #AW8240 3.50% 2044[1]	32	33
Fannie Mae Pool #BE5017 3.50% 2045[1]	996	1,082
Fannie Mae Pool #BE5009 3.50% 2045[1]	809	873
Fannie Mae Pool #MA3120 3.50% 2047[1]	42,294	45,073
Fannie Mae Pool #BE8740 3.50% 2047[1]	963	1,048
Fannie Mae Pool #BD2440 3.50% 2047[1]	699	748
Fannie Mae Pool #BE8742 3.50% 2047[1]	154	169
Fannie Mae Pool #BH2848 3.50% 2047[1]	67	73
Fannie Mae Pool #BH2846 3.50% 2047[1]	61	67
Fannie Mae Pool #BH2847 3.50% 2047[1]	52	56
Fannie Mae Pool #BH2597 4.00% 2047[1]	8,214	8,877
Fannie Mae Pool #BJ5015 4.00% 2047[1]	2,137	2,354
Fannie Mae Pool #BH3122 4.00% 2047[1]	59	64
Fannie Mae Pool #MA3002 4.50% 2047[1]	2,293	2,448
Fannie Mae Pool #BM4488 3.383% 2048[1,2]	12,774	13,283
Fannie Mae Pool #BJ4901 3.50% 2048[1]	674	735
Fannie Mae Pool #FM2669 4.00% 2048[1]	3,047	3,269

American Funds Mortgage Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA2850 4.00% 2048[1]	$2,604	$2,928
Fannie Mae Pool #BK6840 4.00% 2048[1]	1,430	1,569
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,092	1,210
Fannie Mae Pool #BK9743 4.00% 2048[1]	407	451
Fannie Mae Pool #BM2006 4.00% 2048[1]	40	43
Fannie Mae Pool #CA2205 4.50% 2048[1]	11,994	13,042
Fannie Mae Pool #BK7665 4.50% 2048[1]	7,257	8,113
Fannie Mae Pool #BK0951 4.50% 2048[1]	5,329	5,957
Fannie Mae Pool #BK9761 4.50% 2048[1]	320	354
Fannie Mae Pool #BN1576 4.50% 2048[1]	156	170
Fannie Mae Pool #CA4867 3.00% 2049[1]	79,208	84,763
Fannie Mae Pool #BO5176 3.00% 2049[1]	6,136	6,605
Fannie Mae Pool #FM4197 3.50% 2049[1]	52,419	55,508
Fannie Mae Pool #CA4151 3.50% 2049[1]	9,302	10,186
Fannie Mae Pool #FM1062 3.50% 2049[1]	8,298	9,101
Fannie Mae Pool #BN6708 3.50% 2049[1]	8,105	8,694
Fannie Mae Pool #FM1443 3.50% 2049[1]	6,768	7,393
Fannie Mae Pool #BJ8411 3.50% 2049[1]	1,968	2,137
Fannie Mae Pool #BJ8402 3.547% 2049[1,2]	2,448	2,551
Fannie Mae Pool #CA5496 3.00% 2050[1]	71,565	76,544
Fannie Mae Pool #CA5539 3.00% 2050[1]	24,964	26,606
Fannie Mae Pool #CA5536 3.00% 2050[1]	16,519	17,752
Fannie Mae Pool #CA5540 3.00% 2050[1]	8,558	9,105
Fannie Mae Pool #CA5229 3.00% 2050[1]	4,795	5,146
Fannie Mae Pool #CA5338 3.00% 2050[1]	4,188	4,487
Fannie Mae Pool #FM2839 3.50% 2050[1]	10,150	10,994
Fannie Mae Pool #FM2664 3.50% 2050[1]	8,511	9,378
Fannie Mae Pool #FM3834 4.50% 2050[1]	36,760	39,900
Fannie Mae Pool #MA4256 2.50% 2051[1]	197	205
Fannie Mae Pool #MA4282 2.50% 2051[1]	189	196
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,253	1,306
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,2]	180	181
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	199	203
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	404	409
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	104	105
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	608	622
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	81	81
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.413% 2023[1,2]	493	508
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[1,2]	430	449
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[1,2]	554	585
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 2024[1,2]	478	508
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[1]	52	53
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	151	154
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[1]	452	473
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	88	90
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[1]	136	140
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	495	512
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	726	752
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	352	367
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	352	367
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	336	351
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.417% 2026[1,2]	177	180
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[1]	20	20
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[1,2]	262	270
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[1,2]	15	15
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[1,2]	248	258
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	511	538
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	464	484
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[1]	47	48
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[1]	12	12
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	461	489
Freddie Mac Pool #ZS6339 3.00% 2026[1]	5	5
Freddie Mac Pool #ZK2925 3.00% 2026[1]	5	5
Freddie Mac Pool #ZK3788 3.00% 2026[1]	3	3
Freddie Mac Pool #ZK3935 3.00% 2027[1]	5	5
Freddie Mac Pool #ZK3848 3.00% 2027[1]	3	3
Freddie Mac Pool #ZK7590 3.00% 2029[1]	11	11

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZT1332 3.00% 2030[1]	$2,068	$2,198
Freddie Mac Pool #ZK8180 2.50% 2031[1]	951	1,005
Freddie Mac Pool #G16634 3.00% 2031[1]	3,079	3,305
Freddie Mac Pool #C91593 2.50% 2032[1]	57	59
Freddie Mac Pool #ZS8675 2.50% 2032[1]	15	16
Freddie Mac Pool #G18655 3.00% 2032[1]	433	459
Freddie Mac Pool #C91720 2.50% 2033[1]	93	97
Freddie Mac Pool #ZS8087 2.50% 2033[1]	44	47
Freddie Mac Pool #V61960 3.00% 2033[1]	1,695	1,810
Freddie Mac Pool #ZS8710 3.00% 2033[1]	3	3
Freddie Mac Pool #QN1197 2.50% 2034[1]	7,363	7,747
Freddie Mac Pool #SB8041 3.00% 2035[1]	2	2
Freddie Mac Pool #C91899 4.00% 2036[1]	903	980
Freddie Mac Pool #K93558 4.00% 2036[1]	804	880
Freddie Mac Pool #C91877 4.00% 2036[1]	717	788
Freddie Mac Pool #G03699 6.00% 2038[1]	81	97
Freddie Mac Pool #840222 2.406% 2040[1,2]	7,096	7,512
Freddie Mac Pool #Q05343 4.00% 2041[1]	338	366
Freddie Mac Pool #Q18236 3.50% 2043[1]	852	930
Freddie Mac Pool #Q19133 3.50% 2043[1]	274	299
Freddie Mac Pool #Q17696 3.50% 2043[1]	251	274
Freddie Mac Pool #Q15874 4.00% 2043[1]	52	56
Freddie Mac Pool #Q28558 3.50% 2044[1]	2,252	2,459
Freddie Mac Pool #760014 3.076% 2045[1,2]	5,659	5,896
Freddie Mac Pool #760012 3.122% 2045[1,2]	1,085	1,131
Freddie Mac Pool #760013 3.176% 2045[1,2]	630	658
Freddie Mac Pool #T65389 3.50% 2046[1]	133	139
Freddie Mac Pool #Q40896 4.50% 2046[1]	1,172	1,299
Freddie Mac Pool #760015 2.774% 2047[1,2]	2,076	2,144
Freddie Mac Pool #ZS4747 3.50% 2047[1]	19,264	20,513
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,426	1,552
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,066	1,168
Freddie Mac Pool #Q47615 3.50% 2047[1]	963	1,060
Freddie Mac Pool #T65448 4.00% 2047[1]	1,555	1,637
Freddie Mac Pool #Q55056 3.50% 2048[1]	1,318	1,418
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,074	1,168
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,000	1,088
Freddie Mac Pool #Q54782 3.50% 2048[1]	856	930
Freddie Mac Pool #Q54700 3.50% 2048[1]	746	814
Freddie Mac Pool #Q56590 3.50% 2048[1]	467	504
Freddie Mac Pool #Q55060 3.50% 2048[1]	462	500
Freddie Mac Pool #Q56591 3.50% 2048[1]	431	463
Freddie Mac Pool #Q54781 3.50% 2048[1]	420	459
Freddie Mac Pool #Q54831 3.50% 2048[1]	255	280
Freddie Mac Pool #Q56589 3.50% 2048[1]	235	256
Freddie Mac Pool #Q54698 3.50% 2048[1]	201	222
Freddie Mac Pool #Q54699 3.50% 2048[1]	184	201
Freddie Mac Pool #G67711 4.00% 2048[1]	13,202	14,552
Freddie Mac Pool #Q56599 4.00% 2048[1]	1,683	1,864
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,165	1,290
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,029	1,136
Freddie Mac Pool #SI2002 4.00% 2048[1]	664	715
Freddie Mac Pool #Q55970 4.00% 2048[1]	522	582
Freddie Mac Pool #Q56576 4.00% 2048[1]	416	449
Freddie Mac Pool #Q58411 4.50% 2048[1]	2,471	2,732
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,113	1,247
Freddie Mac Pool #Q58378 4.50% 2048[1]	894	984
Freddie Mac Pool #Q57242 4.50% 2048[1]	719	797
Freddie Mac Pool #Q55469 5.00% 2048[1]	1,791	1,991
Freddie Mac Pool #RA1339 3.00% 2049[1]	29,538	31,488
Freddie Mac Pool #QA4673 3.00% 2049[1]	8,783	9,406
Freddie Mac Pool #SD7503 3.50% 2049[1]	59,583	64,220
Freddie Mac Pool #QA5131 3.50% 2049[1]	26,267	28,144
Freddie Mac Pool #RA1580 3.50% 2049[1]	6,398	7,067
Freddie Mac Pool #RA1463 3.50% 2049[1]	6,377	6,991
Freddie Mac Pool #QA0284 3.50% 2049[1]	3,939	4,302
Freddie Mac Pool #QA2748 3.50% 2049[1]	883	965

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA2596 2.50% 2050[1]	$1,409	$1,473
Freddie Mac Pool #QA8528 3.00% 2050[1]	53,596	57,109
Freddie Mac Pool #SD7512 3.00% 2050[1]	10,984	11,742
Freddie Mac Pool #RA2319 3.00% 2050[1]	7,354	7,767
Freddie Mac Pool #SD0187 3.00% 2050[1]	4,591	4,947
Freddie Mac Pool #SD7514 3.50% 2050[1]	58,246	62,447
Freddie Mac Pool #RA1996 3.50% 2050[1]	23,126	24,881
Freddie Mac Pool #QA7760 3.50% 2050[1]	49	52
Freddie Mac Pool #SD8053 4.50% 2050[1]	5,639	6,143
Freddie Mac Pool #SD8135 2.50% 2051[1]	369	383
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	425	436
Freddie Mac, Series K027, Class A2, Multi Family, 2.637% 2023[1]	3,988	4,146
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	11,250	11,961
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	5,281	5,648
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	1,592	1,713
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	5,000	5,412
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]	5,000	5,402
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	2,500	2,755
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	3,500	3,933
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	8,932	9,663
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	3,050	3,587
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	2,400	2,827
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	2,500	2,961
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	14,450	15,274
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	8,660	9,181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	7,021	7,442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	6,962	7,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	16,287	17,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,658	2,849
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	14,144	15,076
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	84,914	91,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	53,449	58,186
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	30,033	32,969
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,128	3,363
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,133	2,343
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	3,073	3,317
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	1,986	2,174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,620	1,778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	1,076	1,181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	1,075	1,159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	34,113	36,231
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	68,440	72,464
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	16,040	16,891
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	58,558	62,012
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	100,446	106,647

6	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AH5896 3.75% 2034[1]	$879	$956
Government National Mortgage Assn. Pool #AD0867 4.25% 2034[1]	907	1,014
Government National Mortgage Assn. Pool #417292 3.25% 2035[1]	2,262	2,407
Government National Mortgage Assn. Pool #AH5908 3.25% 2035[1]	1,494	1,589
Government National Mortgage Assn. Pool #AH5904 3.25% 2035[1]	1,225	1,304
Government National Mortgage Assn. Pool #AH5907 3.25% 2035[1]	1,090	1,149
Government National Mortgage Assn. Pool #AH5905 3.25% 2040[1]	990	1,051
Government National Mortgage Assn. Pool #AH5912 3.25% 2040[1]	765	810
Government National Mortgage Assn. Pool #AH5909 3.25% 2040[1]	490	519
Government National Mortgage Assn. Pool #704926 5.00% 2040[1]	55	61
Government National Mortgage Assn. Pool #AE5743 5.00% 2041[1]	1,771	1,952
Government National Mortgage Assn. Pool #793043 2.75% 2042[1]	476	500
Government National Mortgage Assn. Pool #AB1330 2.75% 2042[1]	364	380
Government National Mortgage Assn. Pool #AB1591 2.75% 2042[1]	229	238
Government National Mortgage Assn. Pool #AA0526 2.75% 2042[1]	213	222
Government National Mortgage Assn. Pool #799829 2.75% 2042[1]	208	216
Government National Mortgage Assn. Pool #AA0017 2.75% 2042[1]	63	66
Government National Mortgage Assn. Pool #799343 3.50% 2042[1]	490	534
Government National Mortgage Assn. Pool #AA7306 3.50% 2043[1]	853	918
Government National Mortgage Assn. Pool #AG5105 3.50% 2043[1]	524	559
Government National Mortgage Assn. Pool #AG5106 4.00% 2043[1]	591	631
Government National Mortgage Assn. Pool #AH5880 3.75% 2044[1]	1,254	1,406
Government National Mortgage Assn. Pool #AH5881 4.25% 2044[1]	739	838
Government National Mortgage Assn. 2.00% 2051[1,4]	348,842	352,740
Government National Mortgage Assn. 2.00% 2051[1,4]	93,790	95,006
Government National Mortgage Assn. 2.50% 2051[1,4]	52,990	54,907
Government National Mortgage Assn. 2.50% 2051[1,4]	47,689	49,321
Government National Mortgage Assn. 3.00% 2051[1,4]	16,886	17,597
Government National Mortgage Assn. 3.00% 2051[1,4]	8,710	9,067
Government National Mortgage Assn. 3.50% 2051[1,4]	14,027	14,861
Government National Mortgage Assn. 3.50% 2051[1,4]	3,647	3,866
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	598	652
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	495	540
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	578	671
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	287	315
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	382	412
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	145	154
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	52	59
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,595	1,840
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,737	2,017
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	1,023	1,066
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	874	962
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	710	781
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	467	504
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	265	288
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	215	232
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,373	1,551
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	647	713
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	77	87
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	419	455
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	499	550
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	498	550
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	383	415
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	879	963
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	2,202	2,328
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	59,281	64,418
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	248	267
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[1]	235	254
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[1]	205	222
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	95	102
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	27,808	30,082
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	9,458	10,231
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	7,805	8,441
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	913	998
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	39	43
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[1]	12,571	13,071
Government National Mortgage Assn. Pool #773441 5.078% 2062[1]	3	4

American Funds Mortgage Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8235 5.223% 2064[1]	$2	$2
Government National Mortgage Assn. Pool #AI2366 4.325% 2065[1]	23	25
Government National Mortgage Assn. Pool #AQ8290 4.831% 2066[1]	9	9
Government National Mortgage Assn. Pool #AQ8292 5.148% 2066[1]	6	6
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,2]	7	8
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.579% 2066[1,2]	62,345	1,054
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	870,056	878,525
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	1,500	1,511
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	228,935	236,896
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	5,280	5,442
Uniform Mortgage-Backed Security 2.50% 2036[1,4]	9,486	9,919
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	506,550	509,231
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	30,664	30,911
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	13,644	14,081
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	702	727
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	119,502	125,076
Uniform Mortgage-Backed Security 3.50% 2051[1,4]	28,303	30,012
Uniform Mortgage-Backed Security 4.00% 2051[1,4]	24,906	26,762
Uniform Mortgage-Backed Security 4.50% 2051[1,4]	66,184	72,005
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	1,391	1,398
		4,577,401

Commercial mortgage-backed securities 0.65%
Bank of America Merrill Lynch Large Loan Inc., Series 2012-PARK, Class A, 2.959% 2030[1,3]	10,663	11,096
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,3]	1,326	1,332
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,2,3]	41,000	41,064
		53,492

Collateralized mortgage-backed obligations (privately originated) 4.47%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,3]	2,372	2,391
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,3]	167	173
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,3]	3,805	3,829
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,3]	17,127	17,156
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,2,3]	24,871	25,148
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,3]	13,086	13,268
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,3]	5,000	5,230
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,3]	3,285	3,456
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,3]	10,809	10,898
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,3]	7,907	8,190
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,3]	7,072	7,325
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.868% 2052[1,2,3]	22,507	22,568
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.918% 2052[1,2,3]	6,710	6,725
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.93% 2053[1,2,3]	15,590	15,627
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.018% 2053[1,2,3]	19,416	19,453
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,3]	686	707
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.121% 2022[1,2,3]	14,696	14,721
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.121% 2023[1,2,3]	10,019	10,067
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,3]	6,846	6,870
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,3]	5,087	5,102
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,3]	5,909	6,061
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,3]	1,007	1,010
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,3]	20,203	20,237
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,2,3]	21,375	21,409
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.779% 2054[1,2,3]	100,000	100,150
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,3]	1,076	1,092
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,3]	1,634	1,667
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.718% 2057[1,2,3]	1,018	1,019

8	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,3]	$3,646	$3,758
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,3]	3,395	3,469
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,3]	2,382	2,464
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,3]	4,493	4,706
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,3]	1,434	1,487
		367,433

Total mortgage-backed obligations		4,998,326

U.S. Treasury bonds & notes 8.46%
U.S. Treasury inflation-protected securities 1.01%
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	571	844
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	34,944	41,548
U.S. Treasury Inflation-Protected Security 1.00% 2049[5,6]	31,467	40,529
		82,921

U.S. Treasury 7.45%
U.S. Treasury 0.125% 2022	56,972	56,980
U.S. Treasury 0.125% 2022	20,746	20,751
U.S. Treasury 0.125% 2022	10,126	10,128
U.S. Treasury 0.625% 2027	31,500	30,542
U.S. Treasury 0.75% 2028	13,208	12,902
U.S. Treasury 0.875% 2030	27,333	26,080
U.S. Treasury 1.375% 2040	15,668	14,014
U.S. Treasury 1.875% 2041	32,978	32,213
U.S. Treasury 3.125% 2048	7,000	8,500
U.S. Treasury 3.375% 2048	406	517
U.S. Treasury 1.25% 2050[6]	130,700	105,633
U.S. Treasury 1.375% 2050[6]	170,100	142,139
U.S. Treasury 1.625% 2050[6]	171,000	152,304
		612,703

Total U.S. Treasury bonds & notes		695,624

Asset-backed obligations 1.02%
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[1,2,3]	3,740	3,740
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,3]	16,310	16,469
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,3]	2,524	2,512
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,3]	180	182
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[1,3]	870	873
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[1]	1,562	1,570
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,3]	29	29
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,3]	2,249	2,259
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[1,2,3]	2,868	2,868
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,3]	2,920	2,928
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,3]	879	882
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[1,2,3]	5,075	5,075
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.581% 2029[1,2,3]	4,655	4,655
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,3]	6,291	6,299
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.16% 2030[1,2,3]	1,608	1,608
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,2,3]	6,246	6,318
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.194% 2027[1,2,3]	3,097	3,099
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[1,2,3]	1,363	1,365
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.125% 2029[1,2,3]	2,421	2,421
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[1,2,3]	7,850	7,850
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[1]	704	706
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,3]	3,153	3,145

American Funds Mortgage Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[1,2,3]		$2,962	$2,962
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[1,2,3]		3,055	3,055
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.271% 2025[1,2,3]		710	711
			83,581

Federal agency bonds & notes 0.21%
Fannie Mae 0.625% 2025		3,850	3,856
Fannie Mae 0.75% 2027[6]		5,700	5,573
Fannie Mae 0.875% 2030		3,984	3,780
Freddie Mac 0.375% 2025		4,309	4,290
			17,499

Bonds & notes of governments & government agencies outside the U.S. 0.04%
European Investment Bank 0.625% 2027		896	870
KfW 0.375% 2025		2,301	2,268
			3,138

Total bonds, notes & other debt instruments (cost: $5,802,935,000)			5,798,168

Short-term securities 56.39%	Weighted average yield at acquisition
U.S. Treasury bills 26.08%
U.S. Treasury 3/2/2021	0.091%	119,900	119,900
U.S. Treasury 3/4/2021	0.102	100,000	100,000
U.S. Treasury 3/9/2021	0.073	175,000	174,999
U.S. Treasury 3/11/2021	0.088	349,800	349,797
U.S. Treasury 3/16/2021	0.072	100,000	99,999
U.S. Treasury 3/25/2021	0.080	100,000	99,998
U.S. Treasury 3/30/2021	0.072	10,000	10,000
U.S. Treasury 4/6/2021	0.086	31,300	31,300
U.S. Treasury 4/8/2021	0.081	50,000	49,998
U.S. Treasury 4/13/2021	0.084	125,000	125,001
U.S. Treasury 4/20/2021	0.079	155,100	155,100
U.S. Treasury 5/4/2021	0.084	50,000	50,000
U.S. Treasury 5/6/2021	0.083	125,000	124,991
U.S. Treasury 5/11/2021	0.080	35,000	34,999
U.S. Treasury 5/13/2021	0.035	138,000	137,989
U.S. Treasury 5/20/2021	0.051	70,800	70,794
U.S. Treasury 5/25/2021	0.043	30,000	29,999
U.S. Treasury 5/27/2021	0.073	50,000	49,995
U.S. Treasury 6/1/2021	0.041	75,000	74,995
U.S. Treasury 6/8/2021	0.072	50,000	49,996
U.S. Treasury 6/10/2021	0.030	30,000	29,997
U.S. Treasury 7/22/2021	0.086	75,000	74,986
U.S. Treasury 8/5/2021	0.059	100,000	99,978
			2,144,811

Federal agency bills & notes 22.69%
Federal Home Loan Bank 3/3/2021	0.080	50,000	50,000
Federal Home Loan Bank 3/5/2021	0.080	75,000	75,000
Federal Home Loan Bank 3/8/2021	0.068	50,000	50,000
Federal Home Loan Bank 3/10/2021	0.030	31,200	31,200
Federal Home Loan Bank 3/12/2021	0.075	175,000	175,000
Federal Home Loan Bank 3/17/2021	0.080	80,000	79,999
Federal Home Loan Bank 3/19/2021	0.028	45,000	44,999
Federal Home Loan Bank 3/29/2021	0.027	50,000	49,998

10	American Funds Mortgage Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 3/30/2021	0.023%	$75,000	$74,997
Federal Home Loan Bank 3/31/2021	0.032	50,000	49,998
Federal Home Loan Bank 4/7/2021	0.060	100,000	99,995
Federal Home Loan Bank 4/8/2021	0.085	50,000	49,997
Federal Home Loan Bank 4/9/2021	0.059	112,500	112,494
Federal Home Loan Bank 4/12/2021	0.080	50,000	49,997
Federal Home Loan Bank 4/14/2021	0.038	50,000	49,997
Federal Home Loan Bank 4/21/2021	0.031	126,150	126,140
Federal Home Loan Bank 4/23/2021	0.034	40,000	39,997
Federal Home Loan Bank 4/26/2021	0.039	50,000	49,996
Federal Home Loan Bank 5/5/2021	0.047	110,000	109,989
Federal Home Loan Bank 5/7/2021	0.040	150,000	149,984
Federal Home Loan Bank 5/11/2021	0.064	30,000	29,997
Federal Home Loan Bank 5/12/2021	0.040	59,400	59,393
Federal Home Loan Bank 5/19/2021	0.041	60,000	59,992
Federal Home Loan Bank 5/21/2021	0.032	50,000	49,993
Federal Home Loan Bank 5/26/2021	0.031	66,900	66,891
Federal Home Loan Bank 8/13/2021	0.054	80,000	79,975
			1,866,018

Commercial paper 7.62%
Amazon.com, Inc. 5/3/2021[3]	0.060	2,300	2,300
Chariot Funding, LLC 4/12/2021[3]	0.180	49,500	49,491
Chariot Funding, LLC 4/19/2021[3]	0.180	50,000	49,990
Chariot Funding, LLC 6/1/2021[3]	0.160	25,000	24,990
CHARTA, LLC 4/14/2021[3]	0.170	16,800	16,797
CHARTA, LLC 4/19/2021[3]	0.170	30,000	29,995
CHARTA, LLC 5/21/2021[3]	0.120	15,000	14,996
Chevron Corp. 4/12/2021[3]	0.060	27,000	26,998
Chevron Corp. 5/10/2021[3]	0.120	50,000	49,993
CRC Funding, LLC 4/9/2021[3]	0.180	20,000	19,997
Crédit Agricole Corporate and Investment Bank, New York Branch 3/1/2021	0.050	34,700	34,700
Exxon Mobil Corporation 3/1/2021	0.040	25,000	25,000
Exxon Mobil Corporation 3/18/2021	0.060	50,000	49,998
Exxon Mobil Corporation 5/10/2021	0.110	10,000	9,998
Johnson & Johnson 6/4/2021[3]	0.110	30,000	29,995
Manhattan Asset Funding Company LLC 4/5/2021[3]	0.120	35,600	35,595
Merck & Co. Inc. 3/12/2021[3]	0.098	50,000	49,999
Merck & Co. Inc. 4/7/2021[3]	0.060	50,000	49,997
National Rural Utilities Cooperative Finance Corp. 3/4/2021	0.100	20,800	20,800
Paccar Financial Corp. 3/4/2021	0.080	600	600
Paccar Financial Corp. 3/25/2021	0.080	9,400	9,399
Prudential Funding, LLC 3/10/2021	0.080	25,200	25,199
			626,827

Total short-term securities (cost: $4,637,558,000)			4,637,656
Total investment securities 126.90% (cost: $10,440,493,000)			10,435,824
Other assets less liabilities (26.90%)			(2,212,296)

Net assets 100.00%			$8,223,528

American Funds Mortgage Fund	11

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/28/2021[8] (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
90 Day Euro Dollar Futures	Short	3,199	March 2021	$(799,750)	$(798,311)	$(306)
2 Year U.S. Treasury Note Futures	Long	82	July 2021	16,400	18,103	(13)
5 Year U.S. Treasury Note Futures	Long	457	July 2021	45,700	56,654	(407)
10 Year U.S. Treasury Note Futures	Long	1,391	June 2021	139,100	184,612	(1,026)
10 Year Ultra U.S. Treasury Note Futures	Short	2,576	June 2021	(257,600)	(379,558)	3,504
20 Year U.S. Treasury Bond Futures	Long	8	June 2021	800	1,274	(15)
						$1,737

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$600,000	$4,148	$373	$3,775
U.S. EFFR	0.11%	5/18/2024	251,500	1,529	—	1,529
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(8,927)	—	(8,927)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(1,490)	—	(1,490)
U.S. EFFR	0.1275%	6/25/2025	107,200	1,952	—	1,952
U.S. EFFR	0.105%	6/30/2025	107,200	2,076	—	2,076
U.S. EFFR	0.0975%	6/30/2025	58,252	1,147	—	1,147
U.S. EFFR	0.106%	6/30/2025	47,348	915	—	915
3-month USD-LIBOR	0.81%	7/28/2045	161,600	36,123	(96)	36,219
3-month USD-LIBOR	0.811%	7/27/2050	65,300	16,904	—	16,904
					$277	$54,100

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $953,852,000, which represented 11.60% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $60,191,000, which represented .73% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

12	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2021	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $10,440,493)		$10,435,824
Cash		235,457
Receivables for:
Sales of investments	$3,125,692
Sales of fund’s shares	4,373
Dividends and interest	10,774
Variation margin on futures contracts	157
Variation margin on swap contracts	119	3,141,115
		13,812,396

Liabilities:
Payables for:
Purchases of investments	5,579,996
Repurchases of fund’s shares	1,172
Investment advisory services	1,146
Services provided by related parties	282
Trustees’ deferred compensation	57
Variation margin on futures contracts	1,610
Variation margin on swap contracts	4,597
Other	8	5,588,868
Net assets at February 28, 2021		$8,223,528

Net assets consist of:
Capital paid in on shares of beneficial interest		$8,188,879
Total distributable earnings		34,649
Net assets at February 28, 2021		$8,223,528

See notes to financial statements.

American Funds Mortgage Fund	13

Financial statements (continued)

Statement of assets and liabilities	unaudited
at February 28, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (806,890 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$237,268	23,281	$10.19
Class C	14,927	1,474	10.13
Class T	10	1	10.19
Class F-1	19,711	1,934	10.19
Class F-2	185,283	18,172	10.20
Class F-3	30,505	2,992	10.19
Class 529-A	30,041	2,949	10.19
Class 529-C	2,524	250	10.11
Class 529-E	1,562	153	10.19
Class 529-T	11	1	10.19
Class 529-F-1	10	1	10.19
Class 529-F-2	8,562	840	10.20
Class 529-F-3	10	1	10.20
Class R-1	6,919	684	10.12
Class R-2	3,295	326	10.11
Class R-2E	164	16	10.17
Class R-3	38,172	3,756	10.16
Class R-4	8,820	865	10.19
Class R-5E	479	47	10.19
Class R-5	1,237	121	10.19
Class R-6	7,634,018	749,026	10.19

See notes to financial statements.

14	American Funds Mortgage Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2021	(dollars in thousands)

Investment income:
Income:
Interest		$25,979
Fees and expenses*:
Investment advisory services	$7,066
Distribution services	597
Transfer agent services	395
Administrative services	1,142
Reports to shareholders	36
Registration statement and prospectus	211
Trustees’ compensation	24
Auditing and legal	42
Custodian	49
Other	15
Total fees and expenses before reimbursements	9,577
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	— †
Total fees and expenses after reimbursements		9,577
Net investment income		16,402

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	28,800
Futures contracts	20,148
Swap contracts	(48,298)	650
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(140,787)
Futures contracts	3,016
Swap contracts	100,950	(36,821)
Net realized gain and unrealized depreciation		(36,171)

Net decrease in net assets resulting from operations		$(19,769)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2021*	Year ended August 31, 2020
Operations:
Net investment income	$16,402	$98,681
Net realized gain	650	352,215
Net unrealized (depreciation) appreciation	(36,821)	29,129
Net (decrease) increase in net assets resulting from operations	(19,769)	480,025

Distributions paid or accrued to shareholders	(291,730)	(190,800)

Net capital share transactions	1,369,559	316,961

Total increase in net assets	1,058,060	606,186

Net assets:
Beginning of period	7,165,468	6,559,282
End of period	$8,223,528	$7,165,468

*	Unaudited.

See notes to financial statements.

American Funds Mortgage Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

16	American Funds Mortgage Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Mortgage Fund	17

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,998,326	$—	$4,998,326
U.S. Treasury bonds & notes	—	695,624	—	695,624
Asset-backed obligations	—	83,581	—	83,581
Federal agency bonds & notes	—	17,499	—	17,499
Bonds & notes of governments & government agencies outside the U.S.	—	3,138	—	3,138
Short-term securities	—	4,637,656	—	4,637,656
Total	$—	$10,435,824	$—	$10,435,824

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,504	$—	$—	$3,504
Unrealized appreciation on interest rate swaps	—	64,517	—	64,517
Liabilities:
Unrealized depreciation on futures contracts	(1,767)	—	—	(1,767)
Unrealized depreciation on interest rate swaps	—	(10,417)	—	(10,417)
Total	$1,737	$54,100	$—	$55,837

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

18	American Funds Mortgage Fund

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

American Funds Mortgage Fund	19

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,791,742,000.

20	American Funds Mortgage Fund

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,200,272,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,504	Unrealized depreciation*	$1,767
Swap	Interest	Unrealized appreciation*	64,517	Unrealized depreciation*	10,417
			$68,021		$12,184

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,148	Net unrealized appreciation on futures contracts	$3,016
Swap	Interest	Net realized loss on swap contracts	(48,298)	Net unrealized appreciation on swap contracts	100,950
			$(28,150)		$103,966

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Mortgage Fund	21

As of and during the period ended February 28, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$179,751
Undistributed long-term capital gains	81,831

As of February 28, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$152,639
Gross unrealized depreciation on investments	(102,556)
Net unrealized appreciation on investments	50,083
Cost of investments	10,441,300

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$5,973		$2,500		$8,473		$4,107		$666		$4,773
Class C	343		158		501		212		53		265
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	524		220		744		364		58		422
Class F-2	4,926		1,954		6,880		3,090		425		3,515
Class F-3	735		283		1,018		504		64		568
Class 529-A	741		311		1,052		493		83		576
Class 529-C	59		27		86		57		14		71
Class 529-E	38		17		55		27		5		32
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	12		—	*	12		182		26		208
Class 529-F-2†	217		92		309
Class 529-F-3†	—	*	—	*	—	*
Class R-1	157		73		230		89		25		114
Class R-2	87		40		127		44		11		55
Class R-2E	4		2		6		3		1		4
Class R-3	900		398		1,298		618		119		737
Class R-4	222		93		315		99		16		115
Class R-5E	12		5		17		7		1		8
Class R-5	35		14		49		24		3		27
Class R-6	194,659		75,899		270,558		157,459		21,851		179,310
Total	$209,644		$82,086		$291,730		$167,379		$23,421		$190,800

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

22	American Funds Mortgage Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2021, the investment advisory services fee was $7,066,000, which was equivalent to an annualized rate of 0.186% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2021, unreimbursed expenses subject to reimbursement totaled $111,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 total for Class 529-F-3 and Class R-2E shares. CRMC does not intend to recoup these reimbursements.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

American Funds Mortgage Fund	23

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$297		$173		$36		Not applicable
Class C	74		11		2		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	25		13		3		Not applicable
Class F-2	Not applicable		101		28		Not applicable
Class F-3	Not applicable		1		4		Not applicable
Class 529-A	32		20		4		$9
Class 529-C	13		2		—	*	1
Class 529-E	4		1		—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		2		1		1
Class 529-F-2†	Not applicable		4		1		2
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	34		8		1		Not applicable
Class R-2	14		7		1		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	94		46		6		Not applicable
Class R-4	10		4		1		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		2		1,054		Not applicable
Total class-specific expenses	$597		$395		$1,142		$13

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 in the fund’s statement of operations reflects $17,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2021.

24	American Funds Mortgage Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2021

Class A	$27,909	2,663	$8,417		818		$(24,730)	(2,367)	$11,596	1,114
Class C	2,655	254	498		49		(2,282)	(219)	871	84
Class T	—	—	—		—		—	—	—	—
Class F-1	4,266	407	743		72		(4,266)	(411)	743	68
Class F-2	50,721	4,842	6,849		665		(44,639)	(4,271)	12,931	1,236
Class F-3	8,337	802	1,017		98		(6,618)	(628)	2,736	272
Class 529-A	4,448	426	1,052		102		(3,595)	(343)	1,905	185
Class 529-C	442	42	86		9		(575)	(55)	(47)	(4)
Class 529-E	207	20	55		5		(217)	(21)	45	4
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	436	41	6		1		(9,324)	(881)	(8,882)	(839)
Class 529-F-2[3]	9,622	909	309		30		(1,041)	(99)	8,890	840
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	767	74	229		22		(628)	(60)	368	36
Class R-2	784	75	129		13		(1,063)	(103)	(150)	(15)
Class R-2E	16	2	5		—	[2]	(48)	(5)	(27)	(3)
Class R-3	6,536	626	1,297		127		(5,017)	(481)	2,816	272
Class R-4	4,191	397	315		31		(1,355)	(130)	3,151	298
Class R-5E	103	10	16		2		(35)	(4)	84	8
Class R-5	325	30	48		5		(419)	(40)	(46)	(5)
Class R-6	1,190,326	113,584	270,561		26,274		(128,322)	(12,180)	1,332,565	127,678
Total net increase (decrease)	$1,312,101	125,205	$291,632		28,323		$(234,174)	(22,298)	$1,369,559	131,230

Year ended August 31, 2020

Class A	$70,495	6,820	$4,710		461		$(46,586)	(4,494)	$28,619	2,787
Class C	7,114	691	262		26		(9,353)	(903)	(1,977)	(186)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,970	959	420		41		(9,701)	(934)	689	66
Class F-2	130,990	12,582	3,483		340		(82,473)	(7,920)	52,000	5,002
Class F-3	19,131	1,838	568		55		(9,565)	(912)	10,134	981
Class 529-A	10,810	1,044	574		56		(6,827)	(660)	4,557	440
Class 529-C	1,962	192	71		7		(3,588)	(344)	(1,555)	(145)
Class 529-E	417	41	32		3		(456)	(44)	(7)	— [2]
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,424	236	208		20		(2,069)	(201)	563	55
Class R-1	6,873	675	113		11		(4,391)	(426)	2,595	260
Class R-2	1,610	156	55		5		(1,657)	(162)	8	(1)
Class R-2E	69	7	3		1		(38)	(4)	34	4
Class R-3	12,509	1,207	732		72		(18,410)	(1,788)	(5,169)	(509)
Class R-4	3,788	363	114		11		(2,855)	(277)	1,047	97
Class R-5E	135	13	8		1		(5)	(1)	138	13
Class R-5	611	58	26		3		(424)	(41)	213	20
Class R-6	1,767,076	171,059	179,178		17,512		(1,721,182)	(164,127)	225,072	24,444
Total net increase (decrease)	$2,045,984	197,941	$190,557		18,625		$(1,919,580)	(183,238)	$316,961	33,328

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

American Funds Mortgage Fund	25

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,459,404,000 and $33,869,508,000, respectively, during the six months ended February 28, 2021.

10. Ownership concentration

At February 28, 2021, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 21%, 19% and 13%, respectively. CRMC is the investment adviser to the three target date retirement funds.

26	American Funds Mortgage Fund

Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2021[4,5]	$10.60	$—	[6]	$(.03)	$(.03)	$(.03)	$(.35)	$(.38)	$10.19	(.45)%[7]	$237		.62%[8]		.62%[8]		.06%[8]
8/31/2020	10.21	.10		.53	.63	(.15)	(.09)	(.24)	10.60	6.32	235		.65		.65		.97
8/31/2019	9.84	.20		.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
8/31/2018	10.20	.14		(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.81)	197		.68		.68		1.41
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.94	218		.69		.69		.98
8/31/2016	10.22	.08		.22	.30	(.16)	(.13)	(.29)	10.23	2.90	229		.68		.68		.79
Class C:
2/28/2021[4,5]	10.56	(.04)		(.04)	(.08)	— [6]	(.35)	(.35)	10.13	(.88)[7]	15		1.37	[8]	1.37	[8]	(.68)[8]
8/31/2020	10.17	.03		.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12		.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
8/31/2018	10.17	.06		(.33)	(.27)	(.07)	(.03)	(.10)	9.80	(2.68)	16		1.47		1.47		.60
8/31/2017	10.19	.02		.11	.13	(.06)	(.09)	(.15)	10.17	1.25	21		1.48		1.48		.18
8/31/2016	10.18	—	[6]	.22	.22	(.08)	(.13)	(.21)	10.19	2.10	26		1.48		1.48		(.01)
Class T:
2/28/2021[4,5]	10.60	.01		(.03)	(.02)	(.04)	(.35)	(.39)	10.19	(.34)[7,9]	—	[10]	.40	[8,9]	.40	[8,9]	.28	[8,9]
8/31/2020	10.21	.13		.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [9]	—	[10]	.43	[9]	.43	[9]	1.22	[9]
8/31/2019	9.83	.22		.40	.62	(.24)	—	(.24)	10.21	6.40 [9]	—	[10]	.46	[9]	.46	[9]	2.26	[9]
8/31/2018	10.20	.16		(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.68)[9]	—	[10]	.45	[9]	.45	[9]	1.65	[9]
8/31/2017[4,11]	10.10	.06		.10	.16	(.06)	—	(.06)	10.20	1.63 [7,9]	—	[10]	.18	[7,9]	.18	[7,9]	.55	[7,9]
Class F-1:
2/28/2021[4,5]	10.61	—	[6]	(.04)	(.04)	(.03)	(.35)	(.38)	10.19	(.44)[7]	20		.61	[8]	.61	[8]	.08	[8]
8/31/2020	10.21	.10		.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20		.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
8/31/2018	10.20	.14		(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.83)	14		.70		.70		1.39
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.92	14		.70		.70		.94
8/31/2016	10.22	.08		.22	.30	(.16)	(.13)	(.29)	10.23	2.91	23		.67		.67		.92
Class F-2:
2/28/2021[4,5]	10.61	.02		(.04)	(.02)	(.04)	(.35)	(.39)	10.20	(.31)[7]	185		.33	[8]	.33	[8]	.35	[8]
8/31/2020	10.22	.13		.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23		.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
8/31/2018	10.21	.17		(.33)	(.16)	(.18)	(.03)	(.21)	9.84	(1.64)	74		.40		.40		1.73
8/31/2017	10.23	.12		.11	.23	(.16)	(.09)	(.25)	10.21	2.30	47		.44		.44		1.20
8/31/2016	10.22	.11		.22	.33	(.19)	(.13)	(.32)	10.23	3.18	53		.41		.41		1.28
Class F-3:
2/28/2021[4,5]	10.61	.02		(.04)	(.02)	(.05)	(.35)	(.40)	10.19	(.26)[7]	31		.23	[8]	.23	[8]	.46	[8]
8/31/2020	10.22	.13		.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24		.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
8/31/2018	10.20	.18		(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.45)	13		.31		.31		1.80
8/31/2017[4,12]	10.07	.09		.14	.23	(.10)	—	(.10)	10.20	2.33 [7]	11		.31	[8]	.31	[8]	1.55	[8]
Class 529-A:
2/28/2021[4,5]	10.60	—	[6]	(.04)	(.04)	(.02)	(.35)	(.37)	10.19	(.46)[7]	30		.64	[8]	.64	[8]	.04	[8]
8/31/2020	10.21	.10		.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20		.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97
8/31/2018	10.20	.13		(.33)	(.20)	(.14)	(.03)	(.17)	9.83	(1.98)	21		.75		.75		1.36
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.98	19		.74		.74		.94
8/31/2016	10.21	.08		.22	.30	(.15)	(.13)	(.28)	10.23	2.81	18		.76		.76		.71

See end of table for footnotes.

American Funds Mortgage Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2021[4,5]	$10.54	$(.04)	$(.04)	$(.08)	$— [6]	$(.35)	$(.35)	$10.11	(.79)%[7]	$3		1.42%[8]		1.42%[8]		(.73)%[8]
8/31/2020	10.16	.02	.52	.54	(.07)	(.09)	(.16)	10.54	5.42	3		1.45		1.45		.23
8/31/2019	9.79	.12	.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
8/31/2018	10.15	.05	(.31)	(.26)	(.07)	(.03)	(.10)	9.79	(2.64)	4		1.52		1.52		.54
8/31/2017	10.18	.01	.10	.11	(.05)	(.09)	(.14)	10.15	1.10	6		1.53		1.53		.14
8/31/2016	10.17	(.01)	.22	.21	(.07)	(.13)	(.20)	10.18	2.04	7		1.55		1.55		(.06)
Class 529-E:
2/28/2021[4,5]	10.60	(.01)	(.04)	(.05)	(.01)	(.35)	(.36)	10.19	(.48)[7]	2		.86	[8]	.86	[8]	(.17)[8]
8/31/2020	10.21	.08	.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18	.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
8/31/2018	10.20	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.84	(2.09)	1		.96		.96		1.14
8/31/2017	10.23	.07	.10	.17	(.11)	(.09)	(.20)	10.20	1.65	2		.98		.98		.71
8/31/2016	10.21	.05	.22	.27	(.12)	(.13)	(.25)	10.23	2.66	1		1.01		1.01		.45
Class 529-T:
2/28/2021[4,5]	10.60	.01	(.04)	(.03)	(.03)	(.35)	(.38)	10.19	(.37)[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	.23	[8,9]
8/31/2020	10.21	.12	.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [9]	—	[10]	.47	[9]	.47	[9]	1.18	[9]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.34 [9]	—	[10]	.51	[9]	.51	[9]	2.21	[9]
8/31/2018	10.20	.16	(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.74)[9]	—	[10]	.52	[9]	.52	[9]	1.59	[9]
8/31/2017[4,11]	10.10	.05	.11	.16	(.06)	—	(.06)	10.20	1.60 [7,9]	—	[10]	.20	[7,9]	.20	[7,9]	.53	[7,9]
Class 529-F-1:
2/28/2021[4,5]	10.60	.03	(.05)	(.02)	(.04)	(.35)	(.39)	10.19	(.26)[7,9]	—	[10]	.42	[8,9]	.42	[8,9]	.48	[8,9]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22	.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
8/31/2018	10.20	.16	(.32)	(.16)	(.17)	(.03)	(.20)	9.84	(1.66)	8		.52		.52		1.60
8/31/2017	10.23	.12	.09	.21	(.15)	(.09)	(.24)	10.20	2.11	7		.53		.53		1.17
8/31/2016	10.22	.09	.22	.31	(.17)	(.13)	(.30)	10.23	3.03	6		.55		.55		.89
Class 529-F-2:
2/28/2021[4,5,13]	10.59	— [6]	(.02)	(.02)	(.02)	(.35)	(.37)	10.20	(.30)[7]	9		.14	[7]	.14	[7]	.05	[7]
Class 529-F-3:
2/28/2021[4,5,13]	10.59	.01	(.02)	(.01)	(.03)	(.35)	(.38)	10.20	(.26)[7]	—	[10]	.15	[7]	.10	[7]	.09	[7]
Class R-1:
2/28/2021[4,5]	10.55	(.04)	(.04)	(.08)	— [6]	(.35)	(.35)	10.12	(.79)[7]	7		1.45	[8]	1.45	[8]	(.77)[8]
8/31/2020	10.18	.01	.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12	.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26
8/31/2018	10.17	.06	(.32)	(.26)	(.07)	(.03)	(.10)	9.81	(2.58)	4		1.47		1.47		.65
8/31/2017	10.20	.03	.08	.11	(.05)	(.09)	(.14)	10.17	1.13	4		1.49		1.49		.33
8/31/2016	10.19	.01	.22	.23	(.09)	(.13)	(.22)	10.20	2.27	—	[10]	1.33		1.33		.18

See end of table for footnotes.

28	American Funds Mortgage Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2021[4,5]	$10.54	$(.03)	$(.05)	$(.08)	$— [6]	$(.35)	$(.35)	$10.11	(.79)%[7]	$3		1.35%[8]		1.35%[8]		(.67)%[8]
8/31/2020	10.16	.03	.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37		1.37		.28
8/31/2019	9.79	.13	.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40		1.40		1.32
8/31/2018	10.15	.07	(.32)	(.25)	(.08)	(.03)	(.11)	9.79	(2.54)	3		1.42		1.42		.69
8/31/2017	10.18	.02	.10	.12	(.06)	(.09)	(.15)	10.15	1.18	3		1.46		1.46		.22
8/31/2016	10.17	— [6]	.22	.22	(.08)	(.13)	(.21)	10.18	2.10	3		1.49		1.49		(.01)
Class R-2E:
2/28/2021[4,5]	10.59	(.02)	(.04)	(.06)	(.01)	(.35)	(.36)	10.17	(.63)[7]	—	[10]	1.12	[8]	1.03	[8]	(.34)[8]
8/31/2020	10.20	.06	.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[10]	1.14		1.06		.57
8/31/2019	9.82	.16	.40	.56	(.18)	—	(.18)	10.20	5.74	—	[10]	1.14		1.09		1.64
8/31/2018	10.19	.10	(.33)	(.23)	(.11)	(.03)	(.14)	9.82	(2.30)[9]	—	[10]	1.17	[9]	1.07	[9]	1.04	[9]
8/31/2017	10.21	.06	.11	.17	(.10)	(.09)	(.19)	10.19	1.69 [9]	—	[10]	1.12	[9]	1.11	[9]	.63	[9]
8/31/2016	10.22	.08	.22	.30	(.18)	(.13)	(.31)	10.21	2.92 [9]	—	[10]	.70	[9]	.60	[9]	.84	[9]
Class R-3:
2/28/2021[4,5]	10.58	(.01)	(.05)	(.06)	(.01)	(.35)	(.36)	10.16	(.58)[7]	38		.97	[8]	.97	[8]	(.28)[8]
8/31/2020	10.20	.07	.52	.59	(.12)	(.09)	(.21)	10.58	5.82	37		1.04		1.04		.64
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00		1.00		1.74
8/31/2018	10.19	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.83	(2.15)	34		1.02		1.02		1.10
8/31/2017	10.22	.08	.08	.16	(.10)	(.09)	(.19)	10.19	1.59	26		1.02		1.02		.79
8/31/2016	10.21	.04	.22	.26	(.12)	(.13)	(.25)	10.22	2.57	3		1.00		1.00		.52
Class R-4:
2/28/2021[4,5]	10.61	.01	(.05)	(.04)	(.03)	(.35)	(.38)	10.19	(.43)[7]	9		.58	[8]	.58	[8]	.10	[8]
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62		.62		1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66		.66		2.04
8/31/2018	10.20	.15	(.33)	(.18)	(.15)	(.03)	(.18)	9.84	(1.80)	6		.66		.66		1.55
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.94	2		.69		.69		.97
8/31/2016	10.22	.08	.22	.30	(.16)	(.13)	(.29)	10.23	2.93	3		.65		.65		.88
Class R-5E:
2/28/2021[4,5]	10.60	.01	(.03)	(.02)	(.04)	(.35)	(.39)	10.19	(.34)[7]	—	[10]	.40	[8]	.40	[8]	.28	[8]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[10]	.43		.42		1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[10]	.48		.46		2.28
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.53)	—	[10]	.48		.45		1.79
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	—	[10]	.56		.40		1.28
8/31/2016[4,14]	10.25	.08	.17	.25	(.14)	(.13)	(.27)	10.23	2.39 [7]	—	[10]	.53	[8]	.53	[8]	1.01	[8]
Class R-5:
2/28/2021[4,5]	10.61	.02	(.05)	(.03)	(.04)	(.35)	(.39)	10.19	(.29)[7]	1		.30	[8]	.30	[8]	.39	[8]
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32		.32		1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36		.36		2.36
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.50)	1		.36		.36		1.77
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	1		.38		.38		1.31
8/31/2016	10.22	.11	.22	.33	(.19)	(.13)	(.32)	10.23	3.19	1		.39		.39		1.14
Class R-6:
2/28/2021[4,5]	10.61	.02	(.04)	(.02)	(.05)	(.35)	(.40)	10.19	(.26)[7]	7,634		.23	[8]	.23	[8]	.46	[8]
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25		.25		1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29		.29		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.44)	4,490		.30		.30		1.83
8/31/2017	10.23	.14	.09	.23	(.17)	(.09)	(.26)	10.20	2.33	3,227		.31		.31		1.40
8/31/2016	10.22	.11	.22	.33	(.19)	(.13)	(.32)	10.23	3.27	2,157		.31		.31		1.16

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[15]	2021[4,5,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	48%	114%	129%	66%	104%	159%
Including mortgage dollar roll transactions	524%	1,015%	605%	1,009%	635%	1,041%

American Funds Mortgage Fund	29

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

30	American Funds Mortgage Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2020, through February 28, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Mortgage Fund	31

Expense example (continued)

	Beginning account value 9/1/2020	Ending account value 2/28/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$995.48	$3.07	.62%
Class A – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class C – actual return	1,000.00	991.19	6.76	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	996.57	1.98	.40
Class T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-1 – actual return	1,000.00	995.55	3.02	.61
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 – actual return	1,000.00	996.89	1.63	.33
Class F-2 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class F-3 – actual return	1,000.00	997.42	1.14	.23
Class F-3 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 529-A – actual return	1,000.00	995.39	3.17	.64
Class 529-A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-C – actual return	1,000.00	992.14	7.01	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E – actual return	1,000.00	995.25	4.25	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	996.32	2.23	.45
Class 529-T – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-1 – actual return	1,000.00	997.40	2.08	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-2 – actual return†	1,000.00	996.42	1.41	.43
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.66	2.16	.43
Class 529-F-3 – actual return†	1,000.00	997.10	.98	.30
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.31	1.51	.30
Class R-1 – actual return	1,000.00	992.08	7.16	1.45
Class R-1 – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 – actual return	1,000.00	992.12	6.67	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	993.70	5.09	1.03
Class R-2E – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-3 – actual return	1,000.00	994.17	4.80	.97
Class R-3 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 – actual return	1,000.00	995.68	2.87	.58
Class R-4 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-5E – actual return	1,000.00	996.55	1.98	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	997.08	1.49	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	997.44	1.14	.23
Class R-6 – assumed 5% return	1,000.00	1,023.65	1.15	.23

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 181 days.

32	American Funds Mortgage Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Mortgage Fund	33

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34	American Funds Mortgage Fund

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American Funds Mortgage Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction.
A negative correlation close to -1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds Class F-2 shares sold after the funds date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2021